Average Annual Total Returns - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2040 Portfolio	Sep. 22, 2023
VIP Freedom 2040 Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	(18.22%)
Past 5 years	5.89%
Past 10 years	8.71%
VIP Freedom 2040 Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	(18.30%)
Past 5 years	5.79%
Past 10 years	8.60%
VIP Freedom 2040 Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	(18.41%)
Past 5 years	5.62%
Past 10 years	8.44%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
IXWFY
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	5.42%
Past 10 years	8.60%